U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


   1.   Name and address of issuer:   The Yacktman Fund, Inc
                                      303 West Madison Street
                                      Chicago, IL  60606


   2.   Name of each series or class of funds for which this notice is filed:

        Yacktman Fund Common Stock, Par Value .0001 per share


   3.   Investment Company Act File Number:    811-6628

        Securities Act File Number:    33-47044


   4.   Last day of fiscal year for which this notice is
        filed:    December 31, 1996


   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
        termination of the issuer's 24f-2 declaration:                [  ]


   6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                       0


   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                       0


   9. Number and aggregate sale price of securities sold during the fiscal year:

             21,423,865 shares - $ 287,165,904


   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             21,423,865 shares - $ 287,165,904


   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

             8,904,831 shares - $ 116,149,089


   12.  Calculation of registration fee:

        (i)   Aggregate sale price of securities
              sold during the fiscal year in
              reliance on rule 24f-2 (from Item 10):  $287,165,904
                                                      ------------

        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from Item 11, if applicable):    +116,149,089
                                                       -----------
        (iii) Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                        -269,716,485
                                                       -----------

        (iv)  Aggregate price of shares redeemed
              or repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2 (if applicable): +          0
                                                       -----------

        (v)   Net aggregate price of securities sold
              and issued during the fiscal year
              in reliance on rule 24f-2 [line (i),
              plus line (ii), less line (iii), plus
              line (iv)] (if applicable):             +133,598,508
                                                       -----------

        (vi)  Multiplier prescribed by Section 6(b)
              of the Securities Act of 1933 or other
              applicable law or regulation
              (see Instruction C.6):                  x     1/3300
                                                       -----------

        (vii) Fee due [line (i) or line (v)
              multiplied by line (vi)]:               $     40,484
                                                       ===========


   Instruction:    Issuers should complete lines (ii), (iii), (iv) and (v)
                   only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
        Informal and Other Procedures (17 CFR 202.3a).                [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*      /s/ Donald A. Yacktman
                                  President and Treasurer

   Date February 20, 1997


        *Please print the name and title of the signing officer below the signature.